Note 17 - Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2016	$1,772
2017	984
2018	380
2019	210
2020	72

Total minimum lease payments	$3,418

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year

2016	$266
2017	97

Total	$363